long-term debt (Tables)	12 Months Ended
Dec. 31, 2022
long-term debt
Schedule of details of long-term debt

As at December 31 (millions)	Note	2022	2021
Senior unsecured
TELUS Corporation senior notes	(b)	$18,660	$15,258
TELUS Corporation commercial paper	(c)	1,458	1,900
TELUS Corporation credit facilities	(d)	1,145	—
TELUS Communications Inc. debentures	(e)	199	448
Secured
TELUS International (Cda) Inc. credit facility	(f)	914	1,062
Other	(g)	321	308
		22,697	18,976
Lease liabilities	(h)	2,340	1,876
Long-term debt		$25,037	$20,852
Current		$2,541	$2,927
Non-current		22,496	17,925
Long-term debt		$25,037	$20,852

Schedule of long-term debt maturities

Composite long-term debt denominated in	Canadian dollars			U.S. dollars					Other currencies
	Long-term			Long-term
	debt,			debt,		Currency swap agreement
	excluding	Leases		excluding	Leases	amounts to be exchanged			Leases
Years ending December 31 (millions)	leases	(Note 19)	Total	leases	(Note 19)	(Receive) [1]	Pay	Total	(Note 19)	Total
2023	$537	$412	$949	$1,486	$31	$(1,507)	$1,510	$1,520	$54	$2,523
2024	2,267	388	2,655	38	20	(28)	28	58	49	2,762
2025	1,023	260	1,283	38	19	(434)	424	47	38	1,368
2026	1,424	177	1,601	38	20	—	—	58	29	1,688
2027	25	154	179	1,528	15	(1,490)	1,459	1,512	16	1,707
2028-2032	5,629	302	5,931	1,972	12	(1,219)	1,148	1,913	33	7,877
Thereafter	5,187	280	5,467	1,693	—	(1,693)	1,646	1,646	13	7,126
Future cash outflows in respect of composite long-term debt principal repayments	16,092	1,973	18,065	6,793	117	(6,371)	6,215	6,754	232	25,051
Future cash outflows in respect of associated interest and like carrying costs [2]	7,867	425	8,292	2,912	30	(2,623)	2,522	2,841	36	11,169
Undiscounted contractual maturities (Note 4(c))	$23,959	$2,398	$26,357	$9,705	$147	$(8,994)	$8,737	$9,595	$268	$36,220

1	Where applicable, cash flows reflect foreign exchange rates as at December 31, 2022.
2

Future cash outflows in respect of associated interest and like carrying costs for commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect as at December 31, 2022.

TELUS Corporation senior notes
long-term debt
Schedule of long-term debt maturities

														Redemption present
								Principal face amount						value spread
						Effective					Outstanding at
			Issue			interest		Originally			financial			Basis	Cessation
Series	Issued	Maturity	price			rate [1]		issued			statement date			points [2]	date
3.35% Notes, Series CJ	December 2012	March 2023		$998.83		3.36%			$500	million		$500	million	40	Dec. 15, 2022
3.35% Notes, Series CK	April 2013	April 2024		$994.35		3.41%			$1.1	billion		$1.1	billion	36	Jan. 2, 2024
3.75% Notes, Series CQ	September 2014	January 2025		$997.75		3.78%			$800	million		$800	million	38.5	Oct. 17, 2024
3.75% Notes, Series CV	December 2015	March 2026		$992.14		3.84%			$600	million		$600	million	53.5	Dec. 10, 2025
2.75% Notes, Series CZ	July 2019	July 2026		$998.73		2.77%			$800	million		$800	million	33	May 8, 2026
2.80% U.S. Dollar Notes [3]	September 2016	February 2027	US$	991.89		2.89%		US$	600	million	US$	600	million	20	Nov. 16, 2026
3.70% U.S. Dollar Notes [3]	March 2017	September 2027	US$	998.95		3.71%		US$	500	million	US$	500	million	20	June 15, 2027
2.35% Notes, Series CAC	May 2020	January 2028		$997.25		2.39%			$600	million		$600	million	48	Nov. 27, 2027
3.625% Notes, Series CX	March 2018	March 2028		$989.49		3.75%			$600	million		$600	million	37	Dec. 1, 2027
3.30% Notes, Series CY	April 2019	May 2029		$991.75		3.40%			$1.0	billion		$1.0	billion	43.5	Feb. 2, 2029
5.00% Notes, Series CAI	September 2022	September 2029		$995.69		5.07%			$350	million		$350	million	46.5	July 13, 2029
3.15% Notes, Series CAA	December 2019	February 2030		$996.49		3.19%			$600	million		$600	million	39.5	Nov. 19, 2029
2.05% Notes, Series CAD	October 2020	October 2030		$997.93		2.07%			$500	million		$500	million	38	July 7, 2030
2.85% Sustainability-Linked Notes, Series CAF	June 2021	November 2031		$997.52		2.88	% [4]		$750	million		$750	million	34	Aug. 13, 2031
3.40% U.S. Dollar Sustainability-Linked Notes [3]	February 2022	May 2032	US$	997.13		3.43	% [4]	US$	900	million	US$	900	million	25	Feb. 13, 2032
5.25% Sustainability-Linked Notes, Series CAG	September 2022	November 2032		$996.73		5.29	% [4]		$1.1	billion		$1.1	billion	51.5	Aug. 15, 2032
4.40% Notes, Series CL	April 2013	April 2043		$997.68		4.41%			$600	million		$600	million	47	Oct. 1, 2042
5.15% Notes, Series CN	November 2013	November 2043		$995.00		5.18%			$400	million		$400	million	50	May 26, 2043
4.85% Notes, Series CP	Multiple [5]	April 2044		$987.91	[5]	4.93	% [5]		$500	million [5]		$900	million [5]	46	Oct. 5, 2043
4.75% Notes, Series CR	September 2014	January 2045		$992.91		4.80%			$400	million		$400	million	51.5	July 17, 2044
4.40% Notes, Series CU	March 2015	January 2046		$999.72		4.40%			$500	million		$500	million	60.5	July 29, 2045
4.70% Notes, Series CW	Multiple [6]	March 2048		$998.06	[6]	4.71	% [6]		$325	million [6]		$475	million [6]	58.5	Sept. 6, 2047
4.60% U.S. Dollar Notes [3]	June 2018	November 2048	US$	987.60		4.68%		US$	750	million	US$	750	million	25	May 16, 2048
4.30% U.S. Dollar Notes [3]	May 2019	June 2049	US$	990.48		4.36%		US$	500	million	US$	500	million	25	Dec. 15, 2048
3.95% Notes, Series CAB	Multiple [7]	February 2050		$997.54	[7]	3.97	% [7]		$400	million [7]		$800	million [7]	57.5	Aug. 16, 2049
4.10% Notes, Series CAE	April 2021	April 2051		$994.70		4.13%			$500	million		$500	million	53	Oct. 5, 2050
5.65% Notes, Series CAH	September 2022	September 2052		$996.13		5.68%			$550	million		$550	million	61.5	Mar. 13, 2052

1	The effective interest rate is that which the notes would yield to an initial debt holder if held to maturity.
2

For Canadian dollar-denominated notes, the redemption price is equal to the greater of (i) the present value of the notes discounted at the Government of Canada yield plus the redemption present value spread calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof.

For U.S. dollar-denominated notes, the redemption price is equal to the greater of (i) the present value of the notes discounted at the U.S. Adjusted Treasury Rate (at the U.S. Treasury Rate for the 3.40% U.S. Dollar Sustainability-Linked Notes) plus the redemption present value spread calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof.

3

We have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively converted the principal payments and interest obligations to Canadian dollar obligations as follows:

		Canadian dollar
	Interest rate	equivalent		Exchange
Series	fixed at	principal		rate
2.80% U.S. Dollar Notes	2.95%	$792	million	$1.3205
3.70% U.S. Dollar Notes	3.41%	$667	million	$1.3348
3.40% U.S. Dollar Sustainability-Linked Notes	3.89%	$1,148	million	$1.2753
4.60% U.S. Dollar Notes	4.41%	$974	million	$1.2985
4.30% U.S. Dollar Notes	4.27%	$672	million	$1.3435

4

If we have not obtained a sustainability performance target verification assurance certificate for the fiscal year ended December 31, 2030, the sustainability-linked notes will bear interest at an increased rate from the trigger date through to their individual maturities. The interest rate on certain of the sustainability-linked notes may also increase (MFN step-up) in certain circumstances if we fail to meet additional sustainability and/or environmental, social or governance targets as may be provided for in a sustainability-linked bond; the interest rate on the sustainability-linked notes, however, in no event can exceed the initial rate by more than the aggregate MFN step-up and trigger event limit, whether as a result of not obtaining a sustainability performance target verification assurance certificate and/or any targets provided for in one or more future sustainability-linked bonds. Similarly, if we redeem any of the sustainability-linked notes and we have not obtained a sustainability performance target verification assurance certificate at the end of the fiscal year immediately preceding the date fixed for redemption, the interest accrued (if any) will be determined using the rates set out in the following table.

	Sustainability performance target verification assurance certificate
				Aggregate	Redemption
			Post-trigger	MFN step‑up	interest accrual
			event	and trigger	rate if certificate
Series	Fiscal year	Trigger date	interest rate	event limit	not obtained
2.85% Sustainability-Linked Notes, Series CAF	2030	Nov. 14, 2030	3.85%	N/A	3.85%
3.40% U.S. Dollar Sustainability-Linked Notes	2030	Nov. 14, 2030	4.40%	1.50%	4.40%
5.25% Sustainability-Linked Notes, Series CAG	2030	Nov. 15, 2030	6.00%	1.50%	6.00%

5

$500 million of 4.85% Notes, Series CP were issued in April 2014 at an issue price of $998.74 and an effective interest rate of 4.86%. This series of notes was reopened in December 2015 and a further $400 million of notes were issued at an issue price of $974.38 and an effective interest rate of 5.02%.

6

$325 million of 4.70% Notes, Series CW were issued in March 2017 at an issue price of $990.65 and an effective interest rate of 4.76%. This series of notes was reopened in February 2018 and a further $150 million of notes were issued in March 2018 at an issue price of $1,014.11 and an effective interest rate of 4.61%.

7

$400 million of 3.95% Notes, Series CAB were issued in December 2019 at an issue price of $991.54 and an effective interest rate of 4.00%. This series of notes was reopened in May 2020 and a further $400 million of notes were issued at an issue price of $1,003.53 and an effective interest rate of 3.93%.

TELUS Corporation credit facility
long-term debt
Schedule of details of long-term debt

As at December 31 (millions)	2022	2021
Net available	$1,292	$850
Backstop of commercial paper	1,458	1,900
Gross available revolving $2.75 billion bank credit facility	$2,750	$2,750

TELUS Communications Inc. debentures
long-term debt
Schedule of long-term debt maturities

								Redemption present
				Principal face amount				value spread
						Outstanding at
			Issue	Originally		financial
Series [1]	Issued	Maturity	price	issued		statement date		Basis points
9.65% Debentures, Series 5	April 1992	April 2022	$972.00	$150	million	$ NIL		N/A (non-redeemable)
8.80% Debentures, Series B	September 1995	September 2025	$995.10	$200	million	$200	million	15 [2]

1	Interest is payable semi-annually.
2

At any time prior to the maturity date set out in the table, the debentures are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 days’ prior notice. The redemption price is equal to the greater of (i) the present value of the debentures discounted at the Government of Canada yield plus the redemption present value spread, or (ii) 100% of the principal amount thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption.

TELUS International (Cda) Inc. credit facility
long-term debt
Schedule of details of long-term debt

As at December 31 (millions)	2022						2021
	Revolving		Term loan				Revolving		Term loan
	components [1]		components [2]		Total		components [1]		components [2]		Total
Available [3]	US$	658	US$	600	US$	1,258	US$	725	US$	N/A	US$	725
Outstanding
Due to other		132		557		689		109		737		846
Due to TELUS Corporation		10		43		53		16		71		87
	US$	800	US$	1,200	US$	2,000	US$	850	US$	808	US$	1,658

1	Revolving component available is gross of swingline draw of US$NIL (2021 - US$8).
2

We had entered into a receive-floating interest rate, pay-fixed interest rate exchange agreement that effectively converted our interest obligations on a portion of the debt to a fixed rate of 2.64%; this agreement matured in the fourth quarter of fiscal 2022 (see Note 4(h)).

Relative to amounts owed to the syndicate of financial institutions, excluding TELUS Corporation, we have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively convert an amortizing amount of US$362 of the principal payments, and associated interest obligations, to European euro obligations with an effective fixed interest rate of 0.65% and an effective fixed economic exchange rate of US$1.0932:€1.00. These have been accounted for as a net investment hedge in a foreign operation (see Note 4).

3

Of the amounts available at December 31, 2022, US$525 of the revolving components and US$600 of the term loan components had a condition precedent of consummating the WillowTree acquisition, which occurred on January 3, 2023 (see Note 18(d)).